Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Debt	$ 1,031,863,000	$ 1,073,825,000
3.75% Convertible Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face amount of outstanding debt	360,000,000
Interest rate of Senior Notes	3.75%	3.75%
Total Debt	333,039,000	319,246,000
Fair value of the convertible notes	346,000,000
Maturity year of note	2014
6.75% Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face amount of outstanding debt	225,000,000
Interest rate of Senior Notes	6.75%	6.75%
Total Debt	152,180,000	152,180,000
Maturity year of note	2014
Fair value of senior notes	152,200,000
Bonds A Series [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivables, carrying value	90,600,000
Bonds B Series [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivables, carrying value	58,800,000
Notes receivable, fair value	$ 40,000,000